CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Maximum allowance for accounts receivable, customer (Less than $1 Million)	$ 1	$ 1	$ 1
Other receivables, allowance	$ 1	$ 1	$ 1